Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 242,562,363.75
Previously Paid Amount	0.00
Total Fee Amount	33,497.86
Total Offset Amount	0.00
Net Fee	$ 33,497.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A